LONG-TERM INVESTMENTS (Available-for-sale debt securities) (Details) - 12 months ended Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Debt Securities, Available-for-sale [Line Items]
Available-for-sale debt securities - Fair Value	¥ 80,000	$ 12,261
Private equity funds
Debt Securities, Available-for-sale [Line Items]
Available-for-sale debt securities - Fair Value	¥ 80,000
Available-for-sale debt securities - Redemption frequency	Annually
Minimum | Private equity funds
Debt Securities, Available-for-sale [Line Items]
Available-for-sale debt securities - Redemption Notice Period	5 days
Maximum | Private equity funds
Debt Securities, Available-for-sale [Line Items]
Available-for-sale debt securities - Redemption Notice Period	9 days